UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06


Check here if Amendment   [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Riley Investment Management LLC
Address: 11100 Santa Monica Blvd., Suite 810
         Los Angeles, CA  90025


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bryant Riley
Title: Managing Member
Phone: 310 966-1445

Signature, Place, and Date of Signing:

/s/ Bryant Riley  Los Angeles, CA  2/14/07
----------------  ---------------  -------
  [Signature]      [City, State]   [Date]

Report Type (Check only one.):


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                       ------------

Form 13F Information Table Entry Total: 24
                                       ------------

Form 13F Information Table Value Total: 197,615
                                       ------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE

    COLUMN 1     COLUMN 2  COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6  COLUMN 7                 COLUMN 8
 --------------  --------  --------   --------   ---------------------  --------  --------   ----------------------------------
                                                                                                      VOTING AUTHORITY
                                                                                                      ----------------
 NAME OF ISSUER  TITLE OF    CUSIP     VALUE     SHRS OR    SH/   PUT/ INVESTMENT  OTHER       SOLE          SHARED        NONE
                  CLASS               (X$1000)   PRN AMT    PRN   CALL DISCRETION MANAGERS
 --------------  --------  --------   --------   --------  -----  ----  --------  --------   ---------     ----------      ----
AUTOBYTEL INC     Common   05275N106       387    110,480   SH            SOLE                 101,310         9,170
                  Stock
ALDILA INC        Common    14384200     1,659    111,171   SH            SOLE                 111,171
                  Stock
CARREKER CORP     Common   144433109    18,963  2,482,039   SH            SOLE               2,142,039       340,000
                  Stock
CENTILLIUM        Common   152319109     9,664  4,515,814   SH            SOLE               3,778,246       737,568
 COMMUNICATIONS   Stock
 INC
DDI CORP          Common   233162502    10,426  1,448,118   SH            SOLE               1,335,078       113,040
                  Stock
DITECH NETWORKS   Common   25500T108     6,359    918,973   SH            SOLE                 846,921        72,052
 INC              Stock
FLIGHT SAFETY     Common   33942T207     1,286    988,900   SH            SOLE                 823,700       165,200
 TECH INC NEV     Stock
HORIZON OFFSHORE  Common   44043J204     9,931    609,248   SH            SOLE                 492,072       117,176
 INC              Stock
IOMEGA CORP       Common   462030305    17,198  4,872,000   SH            SOLE               4,086,301       785,699
                  Stock
IRIS INTL INC     Common   46270W105     2,042    161,389   SH            SOLE                 147,994        13,395
                  Stock
INTEGRATED        Common   45812P107    16,905  2,940,061   SH            SOLE               2,532,509       407,552
 SILICON          Stock
 SOLUTION
ITERIS INC        Common   46564T107     7,356  3,064,866   SH            SOLE               2,944,801       120,065
                  Stock
KITTY HAWK INC    Common   498326206     4,024  7,185,467   SH            SOLE               6,712,232       473,235
                  Stock
LCC              Class A   501810105    11,500  2,839,415   SH            SOLE               2,609,641       229,774
 INTERNATIONAL    Common
 INC              Stock
MAGNETEK INC      Common   559424106    28,070  4,968,146   SH            SOLE               4,135,597       832,549
                  Stock
MAIR HOLDINGS     Common   560635104     9,722  1,355,981   SH            SOLE               1,062,229       293,752
 INC              Stock
MOTHERS WK INC    Common   619903107       985     25,000   SH            SOLE                  22,925         2,075
                  Stock
NASDAQ 100 TR     Common   631100104     4,361  2,370,000   SH    PUT     SOLE               2,200,000       170,000
                  Stock
NETMANAGE INC     Common   641144308     3,021    571,005   SH            SOLE                 525,460        45,545
                  Stock
NATIONAL R V      Common   637277104     4,693  1,271,833   SH            SOLE               1,174,383        97,450
 HLDGS INC        Stock
POMEROY IT        Common   731822102       250     32,954   SH            SOLE                  30,219         2,735
 SOLUTIONS INC    Stock
STRATOS           Common   863100202    10,616  1,396,789   SH            SOLE               1,287,797       108,992
 INTERNATIONAL    Stock
 INC
TRANS WORLD       Common   89336Q104    14,302  2,173,587   SH            SOLE               2,002,221       171,366
 ENTMT CORP       Stock
ZILOG INC         Common   989524301     3,895    889,341   SH            SOLE                 823,026        66,315
                  Stock




